Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 196,113,315	$ 119,561,152	$ 136,859,336	$ 133,269,694
Restricted cash	165,188	80,256
Short-term investments	28,187,406	49,035,610
Accounts receivable, net of allowance for doubtful accounts of nil at both December 31, 2012 and 2013	8,472,013	10,055,724
Amounts due from related parties	8,924,824	4,492,523
Loans receivable, net of allowance for loan losses of nil and $155,194 as of December 31, 2012 and 2013, respectively	15,364,240
Deferred tax assets	784,063	2,837,892
Other current assets	4,695,947	3,624,590
Total current assets	262,706,996	189,687,747
Long-term investments	13,678,182	3,106,692
Investment in affiliates	14,742,364	6,055,343
Property and equipment, net	9,412,313	4,387,953
Other non-current assets	1,220,033	1,025,917
Non-current deferred tax assets	1,494,769	1,105,816
Total assets	303,254,657	205,369,468
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs without recourse to Noah Holdings Ltd. of $793,300 and $3,078,297 as of December 31, 2012 and 2013, respectively)	29,495,181	11,926,784
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Noah Holdings Ltd. of $521,197 and $2,167,268 as of December 31, 2012 and 2013, respectively)	2,559,614	2,446,040
Deferred revenues (including deferred revenue of the consolidated VIEs without recourse to Noah Holdings Ltd. of $694,630 and $8,377,979 as of December 31, 2012 and 2013, respectively)	15,530,968	5,320,260
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of $557,860 and $961,140 as of December 31, 2012 and 2013, respectively)	15,227,247	6,631,634
Total current liabilities	62,813,010	26,324,718
Non-current uncertain tax position liabilities (including uncertain tax position liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of $1,015,003 and $1,044,580 as of December 31, 2012 and 2013, respectively)	1,650,399	1,451,897
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of $28,197 and nil as of December 31, 2012 and 2013, respectively)	3,596,295	2,087,028
Total Liabilities	68,059,704	29,863,643
Shareholders' equity:
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 28,279,528 shares issued and 27,434,389 shares outstanding as of December 31, 2012 and 28,715,882 shares issued and 27,648,066 shares outstanding as of December 31, 2013	14,358	14,140
Treasury stock (845,139 and 1,067,816 ordinary shares as of December 31, 2012 and 2013, respectively)	(11,675,955)	(8,520,763)
Additional paid-in capital	129,687,092	123,310,962
Retained earnings	97,118,620	53,357,034
Accumulated other comprehensive income	9,281,049	5,049,978
Total Noah Holdings Limited shareholders' equity	224,425,164	173,211,351
Non-controlling interests	10,769,789	2,294,474
Total Shareholders' Equity	235,194,953	175,505,825	161,019,723	131,628,821
Total Liabilities and Equity	$ 303,254,657	$ 205,369,468